Expense Example, No Redemption - Credit Suisse Commodity Return Strategy Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 577
Expense Example, No Redemption, 3 Years	799
Expense Example, No Redemption, 5 Years	1,039
Expense Example, No Redemption, 10 Years	1,727
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	988
Expense Example, No Redemption, 10 Years	2,145
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	458
Expense Example, No Redemption, 10 Years	$ 1,023